S000010780 [Member] Expense Example - Columbia California Intermediate Municipal Bond Fund	Apr. 30, 2026 USD ($)
Columbia California Intermediate Municipal Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 372
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	1,296
Columbia California Intermediate Municipal Bond Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	727
Columbia California Intermediate Municipal Bond Fund Institutional 2 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	715
Columbia California Intermediate Municipal Bond Fund Institutional 3 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	159
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	654
Columbia California Intermediate Municipal Bond Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 727